Senior Debt (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2015
Maximum borrowing capacity	$ 10,000,000		$ 10,000,000
Outstanding credit facility	$ 0		$ 0	$ 2,230,000
Credit facility interest rate percentage	18.00%		18.00%
Percentage of proceeds from customer loans					100.00%
Credit facility maturity date	Jun. 01, 2016		Jun. 01, 2016
Monthly principal and interest payments percentage	10.00%		10.00%
Repayment of credit facility date	Aug. 21, 2015		Aug. 21, 2015
Payment of credit	$ 3,000,000		$ 3,000,000
Net profit interest	$ 96,083	$ 69,297	$ 107,340	$ 0
BFG Loan Holdings, LLC [Member]
Credit facility interest rate percentage			20.00%
Minimum [Member]
Credit facility advance amount			$ 25,000